Supplemental Disclosures to Condensed Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Cash payments for interest, net of amounts capitalized	$ 128,617	$ 124,173	$ 247,217	$ 128,807	$ 73,861
Cash payments for income taxes	306	476	487	1,797	1,282
Noncash investing activities - liabilities assumed
Fair value of assets acquired	1,841,027	850,313	1,523,466	1,375,010	117,717
Cash paid, net of cash acquired	(1,455,433)	(847,780)	(1,500,193)	(1,351,033)	(115,285)
Receivable from seller	772	5,855	3,557	9,976	636
Payables to sellers	(422)	(5,241)	(4,847)
Liabilities assumed	$ 385,944	$ 3,147	$ 21,983	$ 33,953	$ 3,068